Borrowings - Narrative (Details) $ in Thousands	1 Months Ended				12 Months Ended			49 Months Ended
	Dec. 31, 2022 USD ($)	Sep. 30, 2022 TWD ($)	Jan. 31, 2021 USD ($)	Mar. 31, 2019 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2022 TWD ($)	Jul. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 528,167				$ 524,132	$ 528,167
Borrowings	381,174				410,171	381,174
Modification loss on bank loans	$ 900				0	900	$ 0
2019 Syndicated Loan
Disclosure of detailed information about borrowings [line items]
Borrowing term				5 years
Notional amount				$ 7,200,000
Covenant, minimum liquidity ratio		1
Covenant, maximum debt ratio when net profit margin is lower than 0%		4
Covenant, maximum debt ratio when net profit margin is higher than 0%		4.50
2022 Syndicated Loan
Disclosure of detailed information about borrowings [line items]
Borrowing term		5 years
Notional amount		$ 10,700,000
Bank loans - Loans for batteries
Disclosure of detailed information about borrowings [line items]
Borrowing term	4 years 9 months 29 days		2 years
Notional amount			$ 200,000
Covenant, minimum liquidity ratio	1
Covenant, maximum debt ratio when net profit margin is lower than 0%	4
Covenant, maximum debt ratio when net profit margin is higher than 0%	4.50
Borrowings	$ 111,611				85,276	111,611			$ 3,975,000
Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 100,000
Borrowings	$ 0				$ 0	$ 0
Covenant, minimum net asset value								$ 100,000